Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2022
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2022			December 31, 2021
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts[1]	Fair value	Fair value	amounts[1]
Interest rate-related contracts	2,396	2,119	423,124	3,192	9,464	361,160
of which in fair value hedges	560	8,282	247,039	1,256	2,104	211,285
of which in cash flow hedges	—	123	5,000	—	—	—
Currency-related contracts	7,897	8,056	189,323	5,218	3,518	157,362
of which in fair value hedges	1,026	3,829	29,479	1,399	1,440	30,902
Equity-related contracts	11	2,901	12,022	2	895	9,801
Contracts related to commodities, credit risk, etc.	—	111	3,330	7	852	3,521
Total derivatives[2]	10,304	13,187	627,799	8,419	14,729	531,844

1	Nominal amounts before set-off.
2	All derivatives are used for economic hedging purposes.

Maturity analysis of the nominal amounts of hedging instruments

	December 31, 2022
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	1	111	921	1,033
Hedge of fixed rate liabilities	88,652	136,730	20,624	246,006
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	3,824	4,442	558	8,824
Hedge of fixed rate liabilities	5,160	12,908	2,587	20,655

	December 31, 2021
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	1,228	12,070	7,340	20,638
Hedge of fixed rate liabilities	55,039	131,655	5,306	192,000
Hedge of floating rate assets	—	—	—	—
Currency-related contracts
Hedge of fixed rate assets	1,879	2,976	233	5,088
Hedge of fixed rate liabilities	6,943	15,669	2,590	25,202

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2022		December 31, 2021
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	12,757	-1,089	11,035	278
Loans to credit institutions	988	-45	1,019	-23
Loans to the public	14,371	-514	14,869	527
Total	28,116	-1,648	26,923	782

	December 31, 2022		December 31, 2021
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	235,370	-9,312	216,242	1,183
Total	235,370	-9,312	216,242	1,183

Schedule of cash flow hedge effectiveness

Cash flow hedge effectiveness

Skr mn	2022	2021
Changes in fair value of hedging instruments	-122	—
Changes in value of hedged items uses as a basis for recognizing hedge ineffectiveness	126	—
Hedge ineffectiveness recognized in profit or loss[1]	—	—
Hedging gain or losses recognized in other comprehensive income	-122	—

[1] Recognized in the line item “Net result of financial transactions”.

Schedule of cash flow hedge reserve

Skr mn	2022	2021
Opening balance January 1	—	—
Valuation gains and losses	-137	—
Tax on valuation gains and losses	28	—
Transferred to the income statement	15	—
Tax on transfers to the income statement	-3	—
Other comprehensive income, net of tax	-97	—
Total comprehensive income	-97	—
Closing balance December 31	-97	—
of which relates to continuing hedges for which hedge accounting is applied	-97	—
of which relates to hedging relationships for which hedge accounting is no longer applied	—	—

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2022	Dec 31, 2021
Gross amounts of recognized financial assets	19,557	10,059
Amounts offset in the Statement of Financial Position	-9,253	-1,640
Net amounts of financial assets presented in the Statement of Financial Position	10,304	8,419
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,749	-3,262
Cash collateral received	-6,539	-3,500
Net amount	16	1,657

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2022	Dec 31, 2021
Gross amounts of recognized financial liabilities	22,440	16,369
Amounts offset in the Statement of Financial Position	-9,253	-1,640
Net amounts of financial liabilities presented in the Statement of Financial Position	13,187	14,729
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,749	-3,262
Cash collateral paid	-9,186	-9,528
Net amount	252	1,939